INVENTORIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 Specialty Printing Papers [Member]	Sep. 30, 2012 Specialty Printing Papers [Member]	Dec. 31, 2012 Newsprint [Member]	Sep. 30, 2012 Newsprint [Member]	Dec. 31, 2012 Pulp [Member]	Sep. 30, 2012 Pulp [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Specialty Printing Papers [Member]	Dec. 31, 2011 Predecessor [Member] Newsprint [Member]	Dec. 31, 2011 Predecessor [Member] Pulp [Member]
Finished goods
Total finished goods	33.9	41.9	22.3	31.1	7.7	7.8	3.9	3.0	45.5				28.6	9.1	7.8
Work-in-progress	0.9	0.9							1.1
Raw materials - wood chips, pulp logs and other	23.1	21.1							26.3
Operating and maintenance supplies and spare parts	67.1	67.6							74.0
Inventory, Net	125.0	131.5							146.9	139.9	178.3	211.4